Significant Events in the Reporting Period	9 Months Ended
Sep. 30, 2023
Significant Events in the Reporting Period [Abstract]
Significant Events in the Reporting Period

Note 3:- Significant events in the reporting period

a.	Grant of options to the purchase ordinary shares of the Company to employees, executive officers:

1.	On February 27, 2023, the Company’s Board of Directors approved the grant of options to purchase up to 147,000 options to purchase ordinary shares of the Company under the 2011 Plan and the US Appendix.

The Company granted, out of the above mentioned, to employees and executive officers the following:

Under the Israeli Share Option Plan:

-	On February 27, 2023, 60,331 options to purchase the ordinary shares of the Company, at an exercise price of NIS 16.53 (USD 4.50) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $108 thousands.

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On March 01, 2023 3,333 options to purchase ordinary shares of the Company, at an exercise price of NIS 16.63 (USD 4.57) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $5.7 thousands.

-	On March 02, 2023 40,000 options to purchase ordinary shares of the Company, at an exercise price of NIS 16.76 (USD 4.60) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $71 thousands.

-	On April 23, 2023 40,000 options to purchase ordinary shares of the Company, at an exercise price of NIS 17.67 (USD 4.83) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $65 thousands.

Under the US Appendix:

-	On February 27, 2023 3,333 options to purchase the ordinary shares of the Company, at an exercise price of USD 4.57 per share. The fair value of the options was estimated on the date of grant was estimated at $5.80 thousands.

2.	On May 28, 2023, the Company’s Board of Directors approved the grant of 90,000 options to purchase ordinary shares of the Company, under the Israeli Share Option Plan, at an exercise price of NIS 19.46 (USD 5.25) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $217 thousands.

3.	On August 15, 2023 the Company’s Board of Directors approved the grant of 20,000 options to purchase ordinary shares of the Company, at an exercise price of NIS 20.07 (USD 5.33) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $36.8 thousands.

4.	On August 21, 2023, the Company’s Board of Directors approved the grant of options to purchase up to 54,650 options to purchase ordinary shares of the Company under the 2011 Plan and the US Appendix.

The Company granted, out of the above mentioned, to employees and executive officers the following:

Under the Israeli Share Option Plan:

-	On August 21, 2023, 24,050 options to purchase the ordinary shares of the Company, at an exercise price of NIS 21.54 (USD 5.68) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $48 thousands.

-	On September 26, 2023, 9,050 options to purchase ordinary shares of the Company, at an exercise price of NIS 20.60 (USD 5.39) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $17 thousands.

-	On October 4, 2023, 2,500 options to purchase ordinary shares of the Company, at an exercise price of NIS 21.51 (USD 5.39) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $5 thousands.

Under the US Appendix:

-	On August 21, 2023, 7,500 options to purchase ordinary shares of the Company, at an exercise price of USD 5.86 per share. The fair value of the options was estimated on the date of grant was estimated at $18 thousands.

-	On August 30, 2023, 9,050 options to purchase ordinary shares of the Company, at an exercise price of USD 5.91 per share. The fair value of the options was estimated on the date of grant was estimated at $22 thousands.

-	On September 25, 2023, 2,500 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.47 per share. The fair value of the options was estimated on the date of grant was estimated at $5.5 thousands.

5.

On September 7, 2023, Following the closing of the Private Placement to FIMI, the Company granted to the External Board of Directors members 32,000 options to purchase ordinary shares of the Company, at an exercise price of NIS 21.63 (USD 5.62) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $45 thousands.

b.	Private Placement with FIMI Opportunity Funds

On September 7, 2023, the Company closed a $60 million private placement (the “Private Placement”) with FIMI Opportunity Funds (“FIMI”), the leading private equity firm in Israel and a large existing shareholder of the Company. Under the terms of the Private Placement, the Company issued an aggregate of 12,631,579 ordinary shares to FIMI at a price of $4.75 per share (which represented the average closing price of the Company’s shares on NASDAQ during the 20 trading days prior to the date of execution of the Private Placement). Following the closing of the Private Placement, FIMI beneficially owns approximately 38% of the Company’s outstanding ordinary shares and became a controlling shareholder of the Company, within the meaning of the Israeli Companies Law, 1999.

c.	Bank Loan

On September 19, 2023, the Company paid down in full the outstanding balance of a $20,000 thousand 5-year term loan borrowed during November 2021 from Bank Hapoalim, an Israeli bank.